Accounts Receivable, Net (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounts Receivable Net
Accounts receivable	$ 79,935	$ 69,694
Less: Allowance for credit losses	(17,096)	(15,366)	$ (16,377)	$ (16,086)
Accounts receivable, net	$ 62,839	$ 54,328